Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000256472 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Accumulated Value	$ 9,775		$ 9,724.39	$ 10,362.66	$ 10,371.41	$ 11,363.59	$ 12,130.45	$ 12,306.92	$ 10,207.52	$ 11,024.64	$ 11,198.59	$ 11,034.79
C000256470 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with contingent deferred sales charge)
Accumulated Value	10,000		9,873.78	10,439.16	10,375.42	11,281.76	11,949.49	12,032.65	9,904.1	10,618.8	10,704.4	10,462.89
C000256471 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	4,999,999.99		4,987,715	5,329,169.71	5,346,776.14	5,874,706.1	6,279,113.37	6,385,736.6	5,307,421.82	5,750,919.6	5,859,028.01	5,794,017.23
C000256517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	5,000,000		5,492,866.72	6,693,148.12	6,588,747.46	8,651,875.94	10,756,683.71	13,793,857.92	11,138,961.67	14,381,140.88	17,675,552.94	21,833,715.13
C000256515 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	5,000,000		5,479,849.43	6,660,018.07	6,543,915.11	8,572,994.33	10,658,860.85	13,667,806.24	11,040,741	14,249,398.44	17,517,470.76	21,636,681.61
C000256516 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Accumulated Value	10,000		10,911.97	13,202	12,922.49	16,857.32	20,803.2	26,478.05	21,219.79	27,201.74	33,186.38	40,706.96
C000256518 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with contingent deferred sales charge)
Accumulated Value	10,000.01		10,873.62	13,110.73	12,780.45	16,604.34	20,421	25,892.11	20,686.53	26,419.66	32,126.82	39,261.93
C000256514 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Accumulated Value	9,425		10,328.74	12,553.21	12,334.34	16,158.19	20,020.32	25,587.31	20,604.97	26,520.7	32,510.06	40,051.27
C000256520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Accumulated Value	9,425		10,219.09	12,750.46	11,641.79	15,298.45	18,484.51	23,210.81	19,209.01	22,701.83	25,955.84	30,329.29
C000256522 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with contingent deferred sales charge)
Accumulated Value	9,999.99		10,757.82	13,312.18	12,054.05	15,721.06	18,834.04	23,428.63	19,267.53	22,594.01	25,612.56	29,700.46
C000256521 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6
Accumulated Value	5,000,000.01		5,419,763.94	6,762,295.23	6,189,207.63	8,160,634.95	9,893,291.33	12,458,831.18	10,349,145.71	12,263,854.68	14,059,028.61	16,479,921.48
C000256519 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	5,000,000		5,436,701.68	6,801,417.98	6,221,422.85	8,199,851.87	9,925,075.51	12,489,219.91	10,361,710.74	12,270,377.11	14,056,868.78	16,461,299.85
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,024.80978	10,570.99999	10,706.5257	11,513.30106	12,113.40851	12,297.20162	11,248.76802	11,968.84692	12,094.93933	12,608.39798
Bloomberg Municipal Bond C000256471 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,012,404.889	5,285,499.993	5,353,262.852	5,756,650.53	6,056,704.256	6,148,600.808	5,624,384.008	5,984,423.462	6,047,469.667	6,304,198.989
Standard And Poor s 500 C000256515 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,597,996.138	6,820,126.44	6,521,107.753	8,574,370.399	10,151,949.36	13,066,109	10,699,723.61	13,512,428.77	16,893,200.44	19,913,704.13
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	$ 10,000		$ 11,195.99228	$ 13,640.25288	$ 13,042.21551	$ 17,148.7408	$ 20,303.89871	$ 26,132.21799	$ 21,399.44722	$ 27,024.85754	$ 33,786.40088	$ 39,827.40826